UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one.): |_| is a restatement
                                        |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Chamberlain
Title: CCO
Phone: 312-553-4844

Signature, Place, and Date of Signing:

/s/Susan Chamberlain                  Chicago, IL                       04/15/08
     [Signature]                     [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/08

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 86

FORM 13F INFORMATION TABLE VALUE TOTAL: $1,540.475
                                        (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    35492   997250 SH       Sole                                     997250
Affiliated Computer Services   cs               008190100    22364   446300 SH       Sole                                     446300
AFLAC                          cs               001055102    20771   319800 SH       Sole                                     319800
American Tower                 cs               029912201    29408   750025 SH       Sole                                     750025
Apple                          cs               037833100    65576   456975 SH       Sole                                     456975
Automatic Data Processing      cs               053015103    18981   447775 SH       Sole                                     447775
BioMarin                       cs               09061G101     1229    34750 SH       Sole                                      34750
BJ Services Company            cs               055482103    17319   607475 SH       Sole                                     607475
Burlington Northern            cs               12189T104    22186   240575 SH       Sole                                     240575
Cisco Systems                  cs               17275r102    41936  1740800 SH       Sole                                    1740800
Citrix Systems                 cs               177376100    51048  1740475 SH       Sole                                    1740475
Comcast Corporation            cs               20030N101    20461  1057957 SH       Sole                                    1057957
Copart, Inc.                   cs               217204106     3649    94150 SH       Sole                                      94150
Costco                         cs               22160k105    11519   177300 SH       Sole                                     177300
Covidien                       cs               G2552X108    22950   518650 SH       Sole                                     518650
CVS Caremark                   cs               126650100    26352   650500 SH       Sole                                     650500
Diageo ADR                     cs               25243Q205    19679   242000 SH       Sole                                     242000
Disney                         cs               254687106    23597   751975 SH       Sole                                     751975
eResearchTechnology            cs               29481V108     1751   141000 SH       Sole                                     141000
Estee Lauder                   cs               518439104     2384    52000 SH       Sole                                      52000
Exxon Mobil                    cs               30231G102    34179   404100 SH       Sole                                     404100
FactSet Research Systems       cs               303075105     1290    23950 SH       Sole                                      23950
FedEx                          cs               31428X106    15365   165800 SH       Sole                                     165800
Fiserv, Inc.                   cs               337738108      971    20200 SH       Sole                                      20200
FormFactor                     cs               346375108     1615    84550 SH       Sole                                      84550
G&K Services                   cs               361268105     1225    34400 SH       Sole                                      34400
General Electric               cs               369604103    13268   358500 SH       Sole                                     358500
Gentex Corporation             cs               371901109     1484    86550 SH       Sole                                      86550
Genzyme Corporation            cs               372917104    24939   334575 SH       Sole                                     334575
Global Payments                cs               37940X102     1417    34250 SH       Sole                                      34250
Goldman Sachs                  cs               38141g104    12871    77825 SH       Sole                                      77825
Google                         cs               38259p508    19777    44900 SH       Sole                                      44900
Halliburton Company            cs               406216101    41003  1042550 SH       Sole                                    1042550
Hospira                        cs               441060100    28680   670575 SH       Sole                                     670575
Intel                          cs               458140100    28740  1356925 SH       Sole                                    1356925
International Business Machine cs               459200101    36125   313750 SH       Sole                                     313750
Intl Game Technology           cs               459902102    19966   496550 SH       Sole                                     496550
Invitrogen Corp.               cs               46185R100    20737   242625 SH       Sole                                     242625
Iron Mountain                  cs               462846106     2479    93750 SH       Sole                                      93750
Jacobs Engineering Group       cs               469814107     3404    46250 SH       Sole                                      46250
Johnson & Johnson              cs               478160104    34697   534875 SH       Sole                                     534875
Kansas City Southern           cs               485170302     3297    82200 SH       Sole                                      82200
Kohl's Corporation             cs               500255104    13890   323850 SH       Sole                                     323850
Laboratory Corporation of Amer cs               50540R409    22693   308000 SH       Sole                                     308000
Linear Technology              cs               535678106     1355    44150 SH       Sole                                      44150
McCormick & Co.                cs               579780206     2006    54250 SH       Sole                                      54250
McKesson Corporation           cs               58155q103    22501   429650 SH       Sole                                     429650
Medtronic                      cs               585055106    14368   297050 SH       Sole                                     297050
Microsoft                      cs               594918104    59235  2087207 SH       Sole                                    2087207
MSC Industrial Direct          cs               553530106    14693   347775 SH       Sole                                     347775
Noble Corporation              cs               G65422100    23479   472700 SH       Sole                                     472700
Occidental Petroleum           cs               674599105    44590   609400 SH       Sole                                     609400
Omnicom Group                  cs               681919106    14466   327425 SH       Sole                                     327425
optionsXpress                  cs               684010101     2226   107500 SH       Sole                                     107500
Paychex                        cs               704326107     1906    55625 SH       Sole                                      55625
Pediatrix Medical Group        cs               705324101     1918    28450 SH       Sole                                      28450
PepsiCo                        cs               713448108    40840   565650 SH       Sole                                     565650
Polo Ralph Lauren              cs               731572103     1014    17400 SH       Sole                                      17400
Portfolio Recovery Associates  cs               73640q105     1036    24150 SH       Sole                                      24150
Procter & Gamble               cs               742718109    34865   497575 SH       Sole                                     497575
QUALCOMM                       cs               747525103    18342   447375 SH       Sole                                     447375
Questar Corporation            cs               748356102    25460   450150 SH       Sole                                     450150
Range Resources                cs               75281A109     5139    81000 SH       Sole                                      81000
Roper Industries               cs               776696106    25186   423725 SH       Sole                                     423725
Ross Stores                    cs               778296103     1929    64400 SH       Sole                                      64400
Schering-Plough                cs               806605101    28185  1955950 SH       Sole                                    1955950
Southwestern Energy            cs               845467109    31729   941800 SH       Sole                                     941800
St. Mary Land & Exploration    cs               792228108     2087    54200 SH       Sole                                      54200
Staples                        cs               855030102    18511   837225 SH       Sole                                     837225
Suntech Power ADR              cs               86800c104    43676  1076825 SH       Sole                                    1076825
Symantec Corporation           cs               871503108    15439   928950 SH       Sole                                     928950
TD Ameritrade                  cs               87236y108    24782  1501000 SH       Sole                                    1501000
Terex                          cs               880779103    12955   207275 SH       Sole                                     207275
Teva Pharmaceutical ADR        cs               881624209    16388   354790 SH       Sole                                     354790
Tiffany & Co.                  cs               886547108     1368    32700 SH       Sole                                      32700
Total Systems Services         cs               891906109      912    38550 SH       Sole                                      38550
United Technologies            cs               913017109    11003   159875 SH       Sole                                     159875
UPS                            cs               911312106    14706   201400 SH       Sole                                     201400
VCA Antech                     cs               918194101     1512    55300 SH       Sole                                      55300
Visa                           cs               92826c839     1933    31000 SH       Sole                                      31000
Wal-Mart Stores                cs               931142103    13531   256850 SH       Sole                                     256850
Waters Corporation             cs               941848103     2623    47100 SH       Sole                                      47100
Willis Group Holdings          cs               G96655108     1138    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    67834  1096580 SH       Sole                                    1096580
Yum! Brands                    cs               988498101    29197   784650 SH       Sole                                     784650
Zebra Technologies             cs               989207105     1643    49300 SH       Sole                                      49300